Other Equity Instruments - Additional Information (Detail) $ in Millions		12 Months Ended
	Feb. 07, 2012 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)
Non-cumulative subordinated notes, due 2042 [member]
Disclosure of other equity instruments [Line Items]
Principal amount | $	$ 525
Non-cumulative subordinated notes [member]
Disclosure of other equity instruments [Line Items]
Interest rate	8.00%
Borrowing maturity	2042	30 years
Coupon date		August 2017
Non-cumulative subordinated notes [member] | Fixed interest rate [member]
Disclosure of other equity instruments [Line Items]
Interest rate	8.00%
Non-cumulative subordinated notes [member] | Fixed interest rate [member] | Top of range [member]
Disclosure of other equity instruments [Line Items]
Interest rate	100.00%
Equity component [member]
Disclosure of other equity instruments [Line Items]
Principal amount		€ 271,000,000	€ 271,000,000
Subordinated borrowings - held at amortized cost [member]
Disclosure of other equity instruments [Line Items]
Principal amount		69,000,000	72,000,000
Deferred tax liability [member]
Disclosure of other equity instruments [Line Items]
Principal amount		€ 92,000,000	€ 106,000,000